Assets Held for Sale - Summary of Assets Held for Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets Held For Sale [line items]
Property, plant and equipment	£ 9,932	£ 10,176	£ 10,348
Inventory	5,783	5,996
Total assets held for sale	22	106
Assets held for sale [member]
Assets Held For Sale [line items]
Property, plant and equipment	£ 22	25
Other intangibles		62
Inventory		£ 19